N-2 - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	[1]
Cover [Abstract]
Entity Central Index Key		0001957892
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		StepStone Private Infrastructure Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	1.71	1.55
Total from investment operations	1.78	1.56
Less distributions:
From net investment income	(0.04)	—
From net realized gains[3]	—	—
Total distributions	(0.04)	—
Net Asset Value per share, end of period[4]	$13.30	$11.56

Net Assets, end of period (in thousands)	$396,300	$85,133

Ratios to average net assets[5]
Net investment income (loss)[6]	0.54%	0.46%
Gross expenses[7]	3.23%	7.17%
Adviser expense recoupment (reimbursement)[8]	0.14%	(3.66)%
Net expenses[7]	3.37%	3.51%
Total return4 9 10	15.40%	15.60%
Portfolio turnover rate[11]	—%	—%

Senior Securities:	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[12]	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	Distributions associated with net realized gains were less than $0.05.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
8	Expense ratios have been annualized for periods of less than twelve months.
9	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 10). The total return for periods less than 1 year have not been annualized.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investment[2]	1.71	1.55
Total from investment operations	1.78	1.56
Less distributions:
From net investment income	(0.04)	—
From net realized gains[3]	—	—
Total distributions	(0.04)	—
Net Asset Value per share, end of period[4]	$13.30	$11.56

Net Assets, end of period (in thousands)	$14	$12

Ratios to average net assets[5]
Net investment income (loss)[6]	0.55%	0.46%
Gross expenses[7]	3.32%	7.17%
Adviser expense recoupment (reimbursement)[8]	0.04%	(3.66)%
Net expenses[7]	3.36%	3.51%
Total return4 9 10	15.40%	15.60%
Portfolio turnover rate[11]	—%	—%

Senior Securities:	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[12]	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	Distributions associated with net realized gains were less than $0.05.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
8	Expense ratios have been annualized for periods of less than twelve months.
9	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10. Dividend Reinvestment Plan). The total return for periods less than 1 year have not been annualized.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.04	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	1.73	1.55
Total from investment operations	1.77	1.56
Less distributions:
From net investment income	(0.04)	—
From net realized gains[3]	—	—
Total distributions	(0.04)	—
Net Asset Value per share, end of period[4]	$13.29	$11.56

Net Assets, end of period (in thousands)	$698	$12

Ratios to average net assets[5]
Net investment income (loss)[6]	0.28%	0.46%
Gross expenses[7]	3.51%	7.17%
Adviser expense recoupment (reimbursement)[8]	0.12%	(3.66)%
Net expenses[7]	3.63%	3.51%
Total return4 9 10	15.31%	15.60%
Portfolio turnover rate[11]	—%	—%

Senior Securities:	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[12]	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	Distributions associated with net realized gains were less than $0.05.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
8	Expense ratios have been annualized for periods of less than twelve months.
9	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10. Dividend Reinvestment Plan). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Infrastructure Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 2, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, ("1940 Act”) as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on September 11, 2023 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). On January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T shares. The Shares are offered in a continuous registered public offering with subscriptions accepted on a daily basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund conducts quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to seek current income and long-term capital appreciation by offering investors access to a global investment portfolio of private infrastructure assets and, in select cases, investments in other private market asset classes, including but not limited to real estate, private equity and private debt (together, “Private Market Assets”).

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses. On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares and Class S Shares by an investor is $5,000. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the year ended March 31, 2025 and the period ended March 31, 2024:

	For the Year Ended March 31, 2025		For the Period Ended March 31, 2024*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	23,486,035	$290,782,827	7,441,164	$81,456,531
Reinvestment of distributions	17,378	219,479	—	—
Repurchase of shares	(1,082,031)	(13,895,357)	(75,514)	(874,449)
Exchange of shares	—	—	—	—
Net increase (decrease)	22,421,382	$277,106,949	7,365,650	$80,582,082

Class D
Proceeds from shares issued	85	$1,100	1,000	$10,000
Reinvestment of distributions	3	38	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase (decrease)	88	$1,138	1,000	$10,000

Class S
Proceeds from shares issued	4,520	$58,301	1,000	$10,000
Reinvestment of distributions	3	38	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	47,029	590,366	—	—
Net increase (decrease)	51,552	$648,705	1,000	$10,000

Class T
Proceeds from shares issued	46,036	$578,825	1,000	$10,000
Reinvestment of distributions	3	38	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(47,039)	(590,366)	—	—
Net increase (decrease)	(1,000)	$(11,503)	1,000	$10,000
*	The Fund commenced operations on September 11, 2023.

The Fund conducts quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder's Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to offer to repurchase 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding shares beyond the stated repurchase offer amount in the event that shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests did not exceed the applicable offer amounts, and therefore the Fund was not required to utilize this additional 2.00% capacity. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

The following table summarizes the Fund’s repurchase activity:

Repurchase Request Deadline	Repurchase Offer Amount (Shares)	Shares Repurchased
December 15, 2023	167,239	—
March 15, 2024	310,136	75,514
June 14, 2024	454,425	5,025
September 16, 2024	674,086	48,905
December 16, 2024	996,941	490,508
March 14, 2025	1,287,543	537,593

Outstanding Securities [Table Text Block]
Assets
Non-controlled/non-affiliated investments, at fair value (cost $319,970,101)	$351,293,846
Cash equivalents	44,384,224
Cash denominated in foreign currency (cost $1,183,197)	1,194,393
Receivable for Fund shares sold	516,942
Dividend receivable	474,429
Prepaid expenses	98,552
Distributions receivable from investments	23,126
Total Assets	397,985,512

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(102,511)
Revolving credit facility less deferred debt issuance costs	(102,511)
Management fees payable	505,007
Professional fees payable	261,174
Revolving credit facility interest and fees payable	72,798
Administration fees payable	66,213
Due to Adviser	52,586
Transfer agent fees payable	43,254
Trustees' fees payable	41,647
Other accrued expenses	32,100
Total Liabilities	972,268
Commitments and Contingencies (see Note 8)
Net Assets	$397,013,244
Composition of Net Assets:
Paid-in capital	$357,963,488
Total distributable earnings (accumulated loss)	39,049,756
Net Assets	$397,013,244

Class I
Net Assets	$396,300,450
Outstanding shares (unlimited number of shares authorized)	29,787,032
Net Asset Value Per Share	$13.30
Class D
Net Assets	$14,470
Outstanding shares (unlimited number of shares authorized)	1,088
Net Asset Value Per Share	$13.30
Class S
Net Assets	$698,324
Outstanding shares (unlimited number of shares authorized)	52,552
Net Asset Value Per Share	$13.29

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	1.71	1.55
Total from investment operations	1.78	1.56
Less distributions:
From net investment income	(0.04)	—
From net realized gains[3]	—	—
Total distributions	(0.04)	—
Net Asset Value per share, end of period[4]	$13.30	$11.56

Net Assets, end of period (in thousands)	$396,300	$85,133

Ratios to average net assets[5]
Net investment income (loss)[6]	0.54%	0.46%
Gross expenses[7]	3.23%	7.17%
Adviser expense recoupment (reimbursement)[8]	0.14%	(3.66)%
Net expenses[7]	3.37%	3.51%
Total return4 9 10	15.40%	15.60%
Portfolio turnover rate[11]	—%	—%

Senior Securities:	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[12]	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	Distributions associated with net realized gains were less than $0.05.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
8	Expense ratios have been annualized for periods of less than twelve months.
9	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 10). The total return for periods less than 1 year have not been annualized.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 13.3
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]		29,787,032
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investment[2]	1.71	1.55
Total from investment operations	1.78	1.56
Less distributions:
From net investment income	(0.04)	—
From net realized gains[3]	—	—
Total distributions	(0.04)	—
Net Asset Value per share, end of period[4]	$13.30	$11.56

Net Assets, end of period (in thousands)	$14	$12

Ratios to average net assets[5]
Net investment income (loss)[6]	0.55%	0.46%
Gross expenses[7]	3.32%	7.17%
Adviser expense recoupment (reimbursement)[8]	0.04%	(3.66)%
Net expenses[7]	3.36%	3.51%
Total return4 9 10	15.40%	15.60%
Portfolio turnover rate[11]	—%	—%

Senior Securities:	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[12]	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	Distributions associated with net realized gains were less than $0.05.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
8	Expense ratios have been annualized for periods of less than twelve months.
9	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10. Dividend Reinvestment Plan). The total return for periods less than 1 year have not been annualized.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 13.3
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Held [Shares]		1,088
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.04	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	1.73	1.55
Total from investment operations	1.77	1.56
Less distributions:
From net investment income	(0.04)	—
From net realized gains[3]	—	—
Total distributions	(0.04)	—
Net Asset Value per share, end of period[4]	$13.29	$11.56

Net Assets, end of period (in thousands)	$698	$12

Ratios to average net assets[5]
Net investment income (loss)[6]	0.28%	0.46%
Gross expenses[7]	3.51%	7.17%
Adviser expense recoupment (reimbursement)[8]	0.12%	(3.66)%
Net expenses[7]	3.63%	3.51%
Total return4 9 10	15.31%	15.60%
Portfolio turnover rate[11]	—%	—%

Senior Securities:	As of March 31, 2025	As of March 31, 2024
Total borrowings (in thousands)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[12]	N/A	N/A
*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	Distributions associated with net realized gains were less than $0.05.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.
8	Expense ratios have been annualized for periods of less than twelve months.
9	Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10. Dividend Reinvestment Plan). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 13.29
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Held [Shares]		52,552
Class T Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class T

[1]	The Class commenced operations on September 11, 2023.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.